ING VARIABLE INSURANCE TRUST

ING Global Brand Names Fund Semi-Annual Report / June 30, 2000


                          [GLOBAL INTERNATIONAL LOGO]




ING AMERICAS

                                                                      [ING LOGO]

TABLE OF CONTENTS

FUND INFORMATION AT YOUR FINGERTIPS


WE ARE PLEASED TO PROVIDE THIS DETAILED REVIEW OF THE ING GLOBAL BRAND NAMES FUND FOR THE PERIOD THAT ENDED JUNE 30, 2000. TO HELP ANALYZE YOUR FUND WE HAVE BROKEN DOWN THE REPORT INTO A NUMBER OF EASY-TO-FOLLOW SECTIONS. LISTED BELOW IS A TABLE OF CONTENTS AND DESCRIPTION OF EACH SECTION.

PAGE 2 FUND SUMMARY
A summary of the Fund's performance record and portfolio composition, and an interview with the Fund's portfolio manager.

PAGE 3 SCHEDULE OF INVESTMENTS
A complete listing of the securities in the Fund's portfolio as of June 30, 2000. This section also includes the number of shares or principal amount, and market value as of the end of the reporting period.

PAGE 4 FINANCIAL HIGHLIGHTS
A description of the financial factors that affected the Fund's net asset value
(NAV) during the reporting period. In addition to providing total returns, this section reports asset sizes, distributions, expense ratios and portfolio turnover rates.

PAGE 4 STATEMENT OF ASSETS & LIABILITIES
A complete "balance sheet" as of the end of the reporting period. It includes the Fund's NAV, which is calculated by dividing its net assets (assets minus liabilities) by its number of shares outstanding.

PAGE 5 STATEMENT OF OPERATIONS
A listing of the Fund's investment income, expenses and gains or losses on securities, as well as appreciation or depreciation from portfolio holdings.

PAGE 5 STATEMENT OF CHANGES IN NET ASSETS
A reporting of the increase or decrease in the Fund's net assets during the reporting period. Changes in net assets could occur for a variety of reasons, including investment operations, dividends, distributions or capital share transactions.

PAGES 6-8 NOTES TO FINANCIAL STATEMENTS
A description of the significant accounting policies of the Fund, and more detailed information about the schedules and tables that appear in the report.




The views expressed herein are current to the date of this report. These views and composition of the Fund's portfolio are subject to change at any time.

A LETTER FROM THE PRESIDENT


[PHOTO OF JOHN J. PILEGGI]
JOHN J. PILEGGI
President & CEO
ING Variable Insurance Trust

"DESPITE THE DECLINE IN STOCK PRICES, THE BASIC FUNDAMENTALS OF U.S. AND MANY FOREIGN ECONOMIES REMAINED SOUND."



DEAR FELLOW SHAREHOLDERS,

We are pleased to present this first Semi-Annual Report for the ING Variable Insurance Trust-ING Global Brand Names Fund. This report covers the Fund's activity from its commencement of operations on April 28, 2000 through June 30, 2000. Future reports will be sent to you every six months.

    We'll begin with a review of the financial markets during the reporting period, followed by detailed information about your investment.

A VOLATILE STOCK MARKET The global equity markets were extremely volatile during the two month period covered in this report. In May, the markets continued the long expected correction that began in mid-March. While the brunt of the decline was felt by "new economy" technology stocks, many traditional, well established firms were also negatively affected. It was widely felt that, while the correction was significant, it was much more of a market event than an economic event. Despite the decline in stock prices, the basic fundamentals of the U.S. and many foreign economies remained sound.

    The markets then experienced a significant rebound in June. Economic indicators in the U.S., including retail sales and consumer prices, were relatively benign during the month, suggesting a moderation of economic growth. Investors applauded the apparent slowdown, as they believed it may signal an end to interest hikes by the Federal Reserve Board (the "Fed"). Then, after instituting six consecutive hikes, the Fed chose to hold rates steady at the end of June. However, it warned that future hikes would be necessary if growth or inflationary pressures resumed.

    The rebound in stock prices occurred not only in the U.S., but in many international markets as well. Beaten down technology stocks were among the sectors that experienced the most significant gains.

LOOKING AHEAD The last two months have been an eventful period in the financial markets, one that we think magnifies the value of professional investment management and advice. While short-term volatility may continue to make headlines, we believe those who maintain a broadly diversified portfolio and take a long-term investment approach will be rewarded over time.

    I would like to thank you for your investment with ING Global Brand Names Fund, and we look forward to serving your needs in the years to come. Thank you for your confidence in us -- we work to earn it each day.

Sincerely,


/s/ John J. Pileggi

John J. Pileggi
President & CEO
July 17, 2000






              ING Global Brand Names Fund Semi-Annual Report / June 30, 2000   1

Data as of 6/30/00

ING GLOBAL BRAND NAMES FUND
FOR INVESTORS SEEKING LONG-TERM CAPITAL APPRECIATION

ASSET ALLOCATION(1)
[PIE CHART]

Common Stock              93.5%
Short-Term Investments     6.5

TOP TEN HOLDINGS(1)

    Microsoft Corp.                     6.2%
    ----------------------------------------
    Intel Corp.                         5.9
    ----------------------------------------
    The Coca-Cola Co.                   5.6
    ----------------------------------------
    L'Oreal SA                          5.3
    ----------------------------------------
    Heineken NV                         5.2
    ----------------------------------------
    Time Warner Inc.                    4.6
    ----------------------------------------
    Johnson & Johnson                   4.1
    ----------------------------------------
    McDonald's Corp.                    3.7
    ----------------------------------------
    Nokia Oyj                           3.4
    ----------------------------------------
    PepsiCo, Inc.                       3.4


REGIONAL BREAKDOWN(1)
    North America                      64.5%
    ----------------------------------------
    Europe                             26.4
    ----------------------------------------
    Pacific Rim                         9.1


TOP FIVE COUNTRIES(1)
    United States                      64.5%
    ----------------------------------------
    Netherlands                         9.5
    ----------------------------------------
    France                              7.2
    ----------------------------------------
    Japan                               6.6
    ----------------------------------------
    Finland                             3.2


TOP FIVE INDUSTRIES(1)
    Cosmetics & Toiletries             11.7%
    ----------------------------------------
    Beverages: Non-Alcoholic            8.4
    ----------------------------------------
    Brewery                             7.4
    ----------------------------------------
    Multimedia                          6.9
    ----------------------------------------
    Applications Software               5.8


CUMULATIVE TOTAL RETURN
                         ING Global Brand Names Fund(2)    MSCI World Index(3)
Since Inception(4)       1.40%                             0.56%
--------------------------------------------------------------------------------


1. Holdings are subject to change and are dollar-weighted based on invested assets. 2. Total return includes change in share value and reinvestment of distributions and is not annualized. Past performance is historical and is no guarantee of future results. 3. The MSCI World Index is average weighted by market value of the performance of approximately 1450 securities representing 20 countries. The average company in the index has a market capitalization of about $3.5 billion. The index is unmanaged with no sales charges or expenses and is a total return index with reinvestment of distributions. 4. Commenced operations on April 28, 2000.

MANAGER'S OVERVIEW

[PHOTO OF HERMAN KLEEVEN]
Herman Kleeven
Portfolio Management
Team Leader

OBJECTIVE

CAPITAL APPRECIATION through investment in a non-diversified portfolio of multi-national companies with well-known brands.

"WE EXPECT THAT CONTINUING EVIDENCE FOR A SOFT LANDING WILL SUPPORT THE EQUITY MARKETS TOWARDS THE END OF THE YEAR.

QUESTION: How did the Trust perform during the reporting period?

ANSWER: Despite the volatility in the financial markets, the Trust performed rather well, outpacing the return of its benchmark, the MSCI World Index.

QUESTION: What were some of the factors that affected the Trust during the reporting period?

ANSWER: The reporting period was much like a rollercoaster ride. In May, a continuation of rising interest rates and inflationary concerns unsettled investors and caused the equity markets to continue their downward spiral that began in mid-March. However, in June, a series of weaker economic numbers suggested that the economy was responding to the Federal Reserve rate hikes. Investors viewed this news favorably and stocks staged an impressive rebound. Another factor worth noting was the performance of the euro currency. Throughout much of the year the euro seemed to be in a free fall, but later in period it began to recover, due to slowing U.S. economic growth.

QUESTION: What were some of the areas that enhanced performance?

ANSWER: Defensive "old economy" stocks benefited from the shift away from Technology Media and Telecommunications (TMT) stocks. The Trust's performance was supported by strong price increases in holdings such as Johnson & Johnson, Pepsi, L'Oreal, Philip Morris, Heineken and Foster's.

QUESTION: Were there any areas that detracted from results?

ANSWER: There was a negative contribution from technology stocks such as Cisco
    Systems, America Online, Microsoft, Yahoo, Sony and Motorola. Motorola's stock price has been suffering since its April profit warning and concern that a lack of cell-phone components will hurt profits. In addition, our holding in Honda detracted from results, as signs that U.S. economic growth may be slowing means that we may have seen a peak in U.S. car sales.

QUESTION: What is your outlook for the Trust going forward?

ANSWER: Market pressures have eliminated many of the speculative excesses evident in recent market activity. Investors are increasingly focussing on the question whether the expected slowdown in the U.S. will constitute a hard or a soft landing. A soft landing is still the central scenario, but this has not stopped investors from selling off cyclical stocks in June. We expect the pattern of a directionless market to continue in the next few months, until investors have a clearer picture of which scenario will hold. We expect that continuing evidence for a soft landing will support the equity markets towards the end of the year.


SEE PAGE 3 FOR FINANCIAL DETAILS.

                                                                      [ING LOGO]

2  ING Global Brand Names Fund Semi-Annual Report / June 30, 2000

JUNE 30, 2000 (UNAUDITED)

SCHEDULE OF INVESTMENTS
ING GLOBAL BRAND NAMES FUND


   Shares/
  Principal
   Amount                                             Value

  COMMON STOCK -- 93.5%

  AUSTRALIA -- 2.5%
    48,700  Foster's Brewing Group Ltd.            $  136,888

  FINLAND -- 3.2%
     3,500  Nokia Oyj                                 178,610

  FRANCE -- 7.2%
       320  L'Oreal SA                                277,107
       304  Louis Vuitton Moet Hennessy               125,356
                                                   ----------
                                                      402,463
  GERMANY -- 2.2%
      776   Adidas-Salomon AG                          42,823
    2,111   Volkswagen AG                              80,619
                                                   ----------
                                                      123,442
  JAPAN -- 6.6%
     1,000  Canon Inc.                                 49,767
     1,000  Fuji Photo Film Co., Ltd.                  40,907
     3,000  Honda Motor Co., Ltd.                     102,078
     1,400  Sony Corp.                                130,638
     1,000  Toyota Motor Corp.                         45,525
                                                   ----------
                                                      368,915
  NETHERLANDS -- 9.5%
     1,300  Gucci Group NV -- NY Registered Shares    123,175
     4,480  Heineken NV                               272,676
     2,880  Unilever NV -- Share Certificates         132,122
                                                   ----------
                                                      527,973
  SWEDEN -- 2.0%
     5,500  Telefonaktiebolaget
            LM Ericsson AB -- B Shares                108,828

  SWITZERLAND -- 2.3%
        64  Nestle SA -- Registered Shares            128,090

  UNITED STATES -- 58.0%
       800  America Online, Inc.(1)                    42,200
     2,994  American Express Co.                      156,062
     1,300  Cisco Systems, Inc.(1)                     82,631
     5,100  The Coca-Cola Co.                         292,931
     2,750  Colgate-Palmolive Co.                     164,656
     2,568  Compaq Computer Corp.                      65,644
     3,400  Dell Computer Corp.(1)                    167,662
     2,100  Ford Motor Co.                             90,300
     4,300  The Gillette Co.                          150,231
     2,300  Intel Corp.                               307,481
     2,100  Johnson & Johnson                         213,938
     5,800  McDonald's Corp.                          191,038
     4,000  Microsoft Corp.(1)                        320,000
     3,000  Motorola, Inc.                             87,188
     3,952  PepsiCo, Inc.                             175,617
     2,612  Philip Morris Cos. Inc.                    69,381
       988  The Procter & Gamble Co.                   56,563
     3,120  Time Warner Inc.                          237,120
       275  Visteon Corp.(1)                            3,334
     3,800  The Walt Disney Co.                       147,488
     1,416  Wm. Wrigley Jr. Co.                       113,546
       736  Yahoo! Inc.(1)                             91,172
                                                   ----------
                                                    3,226,183
  TOTAL COMMON STOCK
            (Cost -- $5,125,501)                   $5,201,392


   Shares/
  Principal
    Amount                                                         Value
  REPURCHASE AGREEMENT -- 6.5%

  $359,000  State Street Bank & Trust Co., 6.55%
            due 7/3/2000; Proceeds at maturity -- $359,196;
            (Fully collateralized by Fannie Mae, 6.40% due
            12/21/2001; Market value -- $368,150)
            (Cost -- $359,000)                                   $  359,000


  TOTAL INVESTMENTS -- 100.0%

            (Cost -- $5,484,501)(2)                              $5,560,392

  1. Non-income producing security.
  2. Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.


              ING Global Brand Names Fund Semi-Annual Report / June 30, 2000   3

FINANCIAL HIGHLIGHTS
ING GLOBAL BRAND NAMES FUND




For a share of beneficial interest outstanding throughout the period:

                                                                    6/30/00(1,2)
-------------------------------------------------------------------------------
Net asset value per share, beginning of period                        $   10.00

From investment operations:
  Net investment income                                                    0.01
  Net realized and unrealized gains(3)                                     0.13
                                                                      ---------
  Total from investment operations                                         0.14
                                                                      ---------
Distributions paid from investment income                                    --
                                                                      ---------
Net asset value per share, end of period                              $   10.14


NET ASSETS, END OF PERIOD (in thousands)                              $   5,577

Total investment return at net asset value(4,5)                            1.40%
Ratios to average net assets:(6)
  Net expenses                                                             1.23%
  Gross expenses                                                           4.21%
  Net investment income                                                    0.34%
Portfolio turnover rate(5)                                                 2.32%
-------------------------------------------------------------------------------

1.  Commenced operations on April 28, 2000.

2.  Unaudited.

3.  Includes gains and losses on foreign currency transactions.

4. Total return assumes reinvestment of all dividend and capital gain distributions, if any. Total return would be lower if part of the Fund's expenses were not waived or reimbursed.

5.  Not annualized.

6.  Annualized.


STATEMENT OF ASSETS & LIABILITIES

June 30, 2000 (unaudited)


  ING GLOBAL BRAND NAMES FUND
--------------------------------------------------------------------------------
  ASSETS:
  Investments in securities, at cost                                  $5,125,501

                                                                      ----------
  Investments in securities, at value                                 $5,201,392
  Repurchase agreement, at value                                         359,000
  Cash                                                                     1,032
  Receivable for investment securities sold                               15,859
  Dividend and interest receivables                                        4,080
  Reimbursement from Manager (Note 3)                                     18,811
                                                                      ----------
  Total Assets                                                         5,600,174

  LIABILITIES:
  Management fee payable (Note 3)                                          1,311
  Distribution fee payable (Note 3)                                          655
  Payable for open foreign currency contracts (Note 6)                        79
  Other accrued expenses                                                  21,129
                                                                      ----------
  Total Liabilities                                                       23,174

  NET ASSETS                                                          $5,577,000
  Composition of Net Assets:
     Par value of shares of beneficial interest                       $      550
     Capital paid in excess of par value                               5,496,408
     Accumulated net investment income                                     2,819
     Accumulated net realized gain                                         1,213
     Net unrealized appreciation of
       investments and foreign currencies                                 76,010

  NET ASSETS                                                          $5,577,000
  Shares Outstanding                                                     550,107
  Net Asset Value, per share                                          $    10.14



See Notes to Financial Statements.


4  ING Global Brand Names Fund Semi-Annual Report / June 30, 2000

STATEMENT OF OPERATIONS

For The Period Ended June 30, 2000 (unaudited)


  ING Global Brand Names Fund(1)
--------------------------------------------------------------------------------
  INVESTMENT INCOME:
  Dividend                                                             $ 12,618
  Interest                                                                2,085
  Less: foreign withholding tax                                          (1,179)
                                                                       --------
  Total income                                                           13,524

  EXPENSES:
  Management fee (Note 3)                                                 8,625
  Fund accounting fee                                                     7,667
  Trustee fee                                                             4,200
  Professional fees                                                       3,772
  Custodian fee                                                           3,699
  Distribution fee (Note 3)                                               2,156
  Transfer agent fee (Note 3)                                             2,156
  Reports to shareholders                                                 1,250
  Registration fee                                                          765
  Other expenses                                                          2,000
                                                                       --------
  Total expenses                                                         36,290
                                                                       --------
  Expenses waived and reimbursed by
      Manager and Distributor (Note 3)                                  (25,711)
                                                                       --------
  Net expenses                                                           10,579

  NET INVESTMENT INCOME                                                   2,945
  REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCIES (NOTE 4):
  Realized gain (loss) from:
    Security transactions                                                 1,213
    Foreign currency transactions                                          (126)

  NET REALIZED GAIN                                                       1,087
  Net change in unrealized appreciation from:
    Investments                                                          75,891
    Foreign currencies                                                      119

  NET CHANGE IN UNREALIZED APPRECIATION                                  76,010
  Net realized and unrealized gain on investments
    and foreign currencies                                               77,097

  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                            $ 80,042


1.  Commenced operations on April 28, 2000.

See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

For The Period Ended June 30, 2000 (unaudited)

  ING GLOBAL BRAND NAMES FUND(1)
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS:
  Net investment income                                             $     2,945
  Net realized gain on investments and foreign currencies                 1,087
  Net change in unrealized appreciation                                  76,010
                                                                    -----------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                              80,042
                                                                    -----------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                      --

  CAPITAL SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                    5,447,017
  Dividend reinvestments                                                     --
  Cost of shares repurchased                                                (59)
                                                                    -----------
  NET INCREASE IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS                                          5,446,958

  INCREASE IN NET ASSETS                                              5,527,000
  NET ASSETS:
  Beginning of period                                                    50,000

  END OF PERIOD*                                                    $ 5,577,000
  *Including net undistributed investment income of:                $     2,819



1.  Commenced operations on April 28, 2000.

See Notes to Financial Statements.

               ING Global Brand Names Fund Semi-Annual Report / June 30, 2000  5

June 30, 2000 (unaudited)

NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION
    ING Global Brand Names Fund is a separate managed portfolio (the "Fund") of the ING Variable Insurance Trust (the "Trust"). The Trust was organized as a Delaware business trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Fund and seven other managed portfolios: the ING Large Cap Growth Fund, ING Growth & Income Fund, ING International Equity Fund, ING Income Allocation Fund, ING Balanced Allocation Fund, ING Growth Allocation Fund, and ING Aggressive Growth Allocation Fund, which have not commenced operations. The Fund commenced operations on April 28, 2000. Shares of the Trust are offered to separate accounts as an investment medium for variable contracts issued by life insurance companies.


2.  SIGNIFICANT ACCOUNTING POLICIES
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION Securities listed on an exchange or trading in the over-the-counter market are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the closing bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at the fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed income securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. The amortized cost method of valuation is used with respect to debt obligations with 60 days or less remaining to maturity, which constitutes fair value as determined by the Board of Trustees.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME Investment transactions are recorded on trade date. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums are treated as adjustments to interest income and identified costs of investments over the lives of the respective investments.

    FOREIGN CURRENCY TRANSLATION The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

    The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, deposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is permitted to enter into forward foreign currency exchange contracts solely for purposes of protecting against adverse changes in foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled. When the Fund enters into a forward foreign currency exchange contract to buy a foreign currency, it will place cash or readily marketable securities in a segregated account in amount equal to the value of its total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to the contract.


6   ING Global Brand Names Fund Semi-Annual Report / June 30, 2000

    Risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts. A forward foreign currency exchange contract may also limit any potential gain which might result should the value of such currency increase.

    U.S. FEDERAL TAX STATUS The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to U.S. federal excise tax.

    FOREIGN WITHHOLDING TAXES Income received from sources outside of the United States may be subject to withholding and other taxes imposed by countries other than the United States.

    DIVIDENDS AND DISTRIBUTIONS The Fund declares and pays annually substantially all of its net investment income. Distribution of net realized gains, if any, will be declared and paid at least annually by the Fund.

    Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    EXPENSES Expenses directly attributable to the Fund are charged to the Fund, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES INVESTMENT MANAGER AND SUB-ADVISER ING Mutual Funds Management Co. LLC (the "Investment Manager"), a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Group"), serves as the manager of the Fund pursuant to a Management Agreement with the Trust. The Trust pays the Investment Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager has entered into a Sub-Advisory Agreement with ING Investment Management Advisors B.V. (the "Sub-Adviser") which is a wholly-owned indirect subsidiary of ING Group. Under the Sub-Advisory Agreement, the Sub-Adviser has full investment discretion and make all determinations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Sub-Advisory Agreement, the Investment Manager pays to the Sub-Adviser a monthly fee based on an annual rate of 0.50% of the average daily net assets of the Fund.

    The Investment Manager has entered into expense limitation contracts with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through December 31, 2000. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

    For the period ended June 30, 2000, the Investment Manager was entitled to $8,625 and waived $6,038 of management fee. The Sub-Adviser was entitled to $4,313 and waived $3,019 of sub-advisory fee.

    In addition, for the period ended June 30, 2000, the Investment Manager has agreed to reimburse expenses amounting to $18,811 for the Fund.

    DISTRIBUTION PLAN The Trust, on behalf of the Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act. The Fund pays ING Funds Distributor, Inc. (the "Distributor") monthly, based on an annual rate of up to 0.25% of the Fund's average daily net assets. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund.

    For the period ended June 30, 2000, the Distributor voluntarily waived part of the distribution fee. The distribution fee the Distributor was entitled to was $2,156 and the distribution fee waived was $862.

    OTHER TRANSACTIONS WITH AFFILIATES ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Fund pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, the Fund may pay ING Fund Services up to $40,000 for fund accounting services plus out of pocket expenses, $17 per account for transfer agent services and up to 0.25% of the Fund's average daily net assets annually for account servicing activities.

    All officers and one trustee of the Trust are employees of the Investment Manager.

               ING Global Brand Names Fund Semi-Annual Report / June 30, 2000  7

June 30, 2000 (unaudited)

NOTES TO FINANCIAL STATEMENTS
(continued)

4.  INVESTMENTS IN SECURITIES

    For the period ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) and the aggregate gross unrealized appreciation and depreciation of investments for U.S. federal income tax purpose were as follows:

Fund Name                               Purchases            Sales      Appreciation     Depreciation  Net Appreciation
---------------------------------------------------------------------------------------------------------------------------
ING Global Brand Names Fund            $5,240,000         $115,712          $349,276         $273,385           $75,891


5.  CONCENTRATION OF RISKS

    FOREIGN SECURITIES The Fund may invest in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments of securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

    NON-DIVERSIFIED The Fund is classified as a non-diversified investment company under the Investment Company Act, which means that the Fund is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


6.  FORWARD FOREIGN CURRENCY CONTRACTS
    At June 30, 2000, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

ING GLOBAL BRAND NAMES FUND

                                            Local                             Market       Settlement        Unrealized
                                         Currency             Cost             Value             Date              Loss
---------------------------------------------------------------------------------------------------------------------------
TO SELL:
EURO                                       16,612          $15,781           $15,860          7/31/00            $ (79)
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation on forward foreign currency contract                                               $ (79)
                                                                                                                 -----

7.  REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with U.S. banks or broker/dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will equal or exceed the repurchase price.


8.  SHARES OF BENEFICIAL INTEREST
    At June 30, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

    Transactions in shares of beneficial interest were as follows:

                                                                                             Period Ended June 30, 2000
                                                                                          ---------------------------------

ING GLOBAL BRAND NAMES FUND(1)                                                               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
    Shares sold                                                                             545,113          $5,447,017
    Shares issued on reinvestment                                                                --                  --
    Shares redeemed                                                                              (6)                (59)
                                                                                            -------          ----------
    Net increase                                                                            545,107          $5,446,958
---------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on April 28, 2000.

8  ING Global Brand Names Fund Semi-Annual Report / June 30, 2000

ING VARIABLE INSURANCE TRUST

BOARD OF TRUSTEES
    John J. Pileggi, Chairman of the Board
    Joseph N. Hankin
    Jack D. Rehm
    Blaine E. Rieke
    Richard A. Wedemeyer


OFFICERS
    John J. Pileggi, President & CEO
    Donald E. Brostrom, Treasurer
    Louis S. Citron, Vice President
    Ralph G. Norton III, Vice President
    Rachelle I. Rehner, Secretary
    Charles Eng, Assistant Treasurer
    Amy Lau, Assistant Treasurer


OFFICE OF THE FUNDS
    1475 Dunwoody Drive
    West Chester, PA 19380-1478


INVESTMENT MANAGER
    ING Mutual Funds Management Co. LLC
    1475 Dunwoody Drive
    West Chester, PA 19380-1478


DISTRIBUTOR
    ING Funds Distributor, Inc.
    1475 Dunwoody Drive
    West Chester, PA 19380-1478


CUSTODIAN
    State Street Bank and Trust Co.
    801 Pennsylvania Street
    Kansas City, MO 64105


TRANSFER AGENT
    DST Systems, Inc.
    333 W. 11th Street
    Kansas City, MO 64105


INDEPENDENT AUDITORS
    Ernst & Young LLP
    787 Seventh Avenue
    New York, NY 10019


LEGAL COUNSEL
    Paul, Weiss, Rifkind, Wharton & Garrison
    1285 Avenue of the Americas
    New York, NY 10019-6064


SUB-ADVISER
    ING Investment Management Advisors B.V.
    Schenkkade 65, 2595 AS
    The Hague, The Netherlands

ING VARIABLE INSURANCE TRUST

INFORMATION AND SERVICES


                         CUSTOMER SERVICE
                         REPRESENTATIVES
                         1-800-366-0066






                         This report is authorized for use only when preceded or
                         accompanied by the current ING Variable Insurance Trust
                         prospectus and the prospectuses for the variable
                         insurance products offered by the participating
                         insurance companies, which describe in greater detail
                         the investment policies, management fees and other
                         matters of interest to investors. Please read the
                         prospectus carefully before you invest or send money.
                         This report does not offer for sale or solicit orders
RS.0003.08/00            to buy any security.
________________________________________________________________________________

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